Related party transactions - Transactions with Baring Private Equity Asia (Details) shares in Millions					12 Months Ended
	Feb. 03, 2021 shares	Dec. 29, 2020 USD ($) shares	Sep. 29, 2020 USD ($) shares	Jan. 29, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related party transactions
Balances due from related party | $					$ 0	$ 0
balances due to related party | $					0	0
Shares issued (in shares)	21.0
Shares issued | $					$ 3,000,000	$ 527,000,000	$ 656,000,000
Multiple voting shares
Related party transactions
Share split ratio	4.5				4.5
Baring Private Equity Asia | Class B common shares
Related party transactions
Share options granted (in shares)			4.8
Aggregate consideration for exercising options | $			$ 67,000,000
Baring Private Equity Asia | Class B common shares | Competence Call Center
Related party transactions
Shares issued (in shares)				8.0
Shares issued | $				$ 68,000,000
Baring Private Equity Asia | Class B common shares | Lionbridge Ai
Related party transactions
Shares issued (in shares)		4.1
Shares issued | $		$ 80,000,000
Baring Private Equity Asia | Multiple voting shares
Related party transactions
Shares issued (in shares)	82.1
Baring Private Equity Asia | Multiple Voting Shares Issued in Initial Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)	15.1
Baring Private Equity Asia | Multiple Voting Shares Issued in Secondary Public Offering
Related party transactions
Number of shares converted to subordinate voting shares (in shares)	13.6